ACCRUED EXPENSES AND DEFERRED REVENUE (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses consist of the following (in thousands):

	October 31,	July 31,
	2012	2013
		(Unaudited)

Payroll related	$1,871	$1,382
Professional services	620	$465
Customer deposits	12	-
Warranty reserve	11	26
Other	365	279
	$2,879	$2,152

Accrued expenses consist of the following (in thousands):

	October 31,	October 31,
	2011	2012

Payroll related	$1,475	$1,871
Professional services	271	620
Warranty reserve	22	11
Customer deposits	-	12
Other	388	365
	$2,156	$2,879

Schedule of Product Warranty Liability [Table Text Block]

Warranty reserve activity, included in accrued expenses, during the year ended October 31, 2012 and nine months ended July 31, 2013 was as follows (in thousands):

	Balance at	Charged to		Balance at
	Beginning	Costs and	Reserve	End of
	of Period	Expenses	Usage	Period

Year ended October 31, 2012
Warranty reserve	$22	$16	$(27)	$11

Nine months ended July 31, 2013
Warranty reserve (Unaudited)	$11	$19	$(4)	$26

Warranty reserve activity, included in accrued expenses, during the years ended October 31, 2011 and 2012 was as follows (in thousands):

	Balance at	Charged to		Balance at
	Beginning	Costs and	Reserve	End of
	of Period	Expenses	Usage	Period

Year ended October 31, 2011
Warranty reserve	$30	$9	$(17)	$22

Year ended October 31, 2012
Warranty reserve	$22	$16	$(27)	$11

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]

Deferred revenue, current portion, consists of the following (in thousands):
	October 31,	July 31,
	2012	2013
		(Unaudited)

Product	$315	$288
Services	991	1,183
	$1,306	$1,471

Deferred revenue, current portion, consists of the following (in thousands):
	October 31,	October 31,
	2011	2012

Product	$558	$315
Services	451	991
	$1,009	$1,306